BUSINESS COMBINATION (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Dec. 20, 2015 CNY (¥)	Nov. 25, 2016 CNY (¥)	Nov. 25, 2016 USD ($)	Jul. 25, 2016 CNY (¥)	Jul. 25, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Business combination [Line Items]
Minimum operating income required for payment of contingent consideration	¥ 10,000
Long-term sustainable growth rate (as a percent)							0.00%	0.00%
Sumpay.cn [Member]
Business combination [Line Items]
Percentage of voting interests acquired	63.00%
Acquisition-related costs | $										$ 48
Ownership percentage									37.00%
Discount rate (as a percent)									18.61%	18.61%
Long-term sustainable growth rate (as a percent)									3.00%	3.00%
Fair value of the contingent consideration	¥ 6,300								¥ 6,300
Contributed revenues to the Group									708	$ 109
Contributed losses to the Group									525	$ 81
Payments to Acquire Businesses, Gross									226,800
Business Combination, Consideration Transferred									233,100
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value									¥ 98,785
Qufan [Member]
Business combination [Line Items]
Percentage of voting interests acquired		51.00%
Ownership percentage		49.00%
Discount rate (as a percent)		29.00%	29.00%
Long-term sustainable growth rate (as a percent)		3.00%	3.00%
Fair value of the contingent consideration							¥ 52,240
Contributed revenues to the Group							5,669	$ 817
Contributed losses to the Group							1,745	251
Payments to Acquire Businesses, Gross							52,760
Business Combination, Consideration Transferred		¥ 105,000					105,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		¥ 98,784					98,784
Fair Value Inputs, Long-term Revenue Inflation Rate		3.00%	3.00%
Qufan [Member] | Accrued Expenses And Other Current Liabilities [Member]
Business combination [Line Items]
Fair value of the contingent consideration							52,250
Business Combination, Contingent Consideration, Liability							52,240
Qufan [Member] | Scenario, Forecast [Member]
Business combination [Line Items]
Minimum operating income required for payment of contingent consideration						¥ 31,000
Qufan [Member] | General And Administrative Expense [Member]
Business combination [Line Items]
Acquisition-related costs							2,661
Shenzhen Caiyu [Member]
Business combination [Line Items]
Percentage of voting interests acquired				100.00%	100.00%
Contributed revenues to the Group							1,792	258
Contributed losses to the Group							¥ 424	$ 61
Payments to Acquire Businesses, Gross				¥ 1,000	$ 140
Qufan Cayman [Member]
Business combination [Line Items]
Fair value of the contingent consideration		¥ 57,840
Shenzhen Qufan Internet Technology Co., Ltd [Member]
Business combination [Line Items]
Payments to Acquire Businesses, Gross		¥ 110,500	$ 15,900